Commitment and Contingencies	12 Months Ended
Dec. 31, 2011
Commitment and Contingencies
Commitments and Contingencies Disclosure [Text Block]

NOTE 9 COMMITMENTS AND CONTINGENCIES

Certain of the Company’s officers and directors are involved in other related business activities and most likely will become involved in other business activities in the future.